Document and Entity Information	0 Months Ended
May 07, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 07, 2015
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	May 07, 2015
Document Effective Date	May 07, 2015
Prospectus Date	May 07, 2015
Brown Advisory Global Leaders Fund | Investor Shares
Risk/Return:
Trading Symbol	BIALX